Investment Strategy - 21Shares Canton Network ETF	Mar. 17, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund seeks to achieve its investment objective primarily by investing in CC and other instruments that provide exposure to CC. Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in CC and other instruments that provide exposure to or produce returns consistent with the price performance of CC.
CC is a utility token used to pay traffic fees for using the Canton Network. The Canton Network is a public, permissionless blockchain with privacy features designed to work on a large scale. Unlike traditional public blockchains, the Canton Network operates as a “network of networks,” where independently governed applications interoperate securely through decentralized public infrastructure called the Global Synchronizer. Institutions and a fast-growing builder community create applications on the Canton Network to transact and synchronize assets and data atomically (i.e., completed and settled in a single action), 24 hours a day.
In addition, no less than 40% of the Fund’s assets will be invested in exchange-traded products (“ETPs”) that hold CC directly, including non-U.S. ETPs, and exchange-traded funds (“ETFs”) registered under the Investment Company Act of 1940, as amended (the “1940 Act”), that provide exposure to or produce returns consistent with the price performance of CC (the ETPs and ETFs, together, are referred to as the “CC ETFs”).
•ETPs. ETPs in which the Fund may invest are designed to provide exposure to the performance of the CC and either hold the CC directly or are fully secured by holdings of CC. The Fund may invest in U.S. ETPs or non-U.S. ETPs. The U.S. ETPs generally issue shares of beneficial interest that derive their value from exposure to CC. Each non-U.S. ETP will generally be structured as an exchange-traded note, and issue bonds that are collateralized by the respective amount of units of the CC. The non-U.S. ETPs in which the Fund may invest will be listed on a European exchange and domiciled in Europe, including the United Kingdom and Channel Islands, such as the 21Shares Canton Network ETP. ETPs are not registered under the 1940 Act, and thus do not provide shareholders with the protections afforded by the 1940 Act. As of the date of this Prospectus, there are no U.S. ETPs that intend to hold CC directly.
•ETFs. The Fund may invest in ETFs that are registered under the 1940 Act that provide exposure to the CC. ETFs are a type of open-end fund, shares of which are traded on a national securities exchange. ETFs may hold the CC directly, or may invest in derivatives instruments that provide exposure to the CC. As of the date of this Prospectus, there are no ETFs that intend to hold CC directly.
There can be no guarantee that such a strategy will produce the desired results or that any CC ETFs will provide returns that closely correlate to those produced by CC. Generally, CC ETFs are subject to certain implementation costs and expenses not applicable to direct investments in CC that will cause the returns of CC ETFs to differ from those of direct investments in CC. Additionally, the ability to trade CC 24 hours a day may give rise to differences in returns of CC ETFs that trade during standard market hours.
All CC held by the Fund, including those held by the Subsidiary, will be held in the custody of BitGo Bank & Trust, National Association (“BitGo”), the Fund’s crypto custodian (the “Crypto Custodian”).
The Fund may invest in ETPs, ETFs or other products managed by, sponsored by, or otherwise associated with 21Shares US LLC (the “Sub-Adviser”). Other ETPs or ETFs in which the Fund may invest can be expected to incur fees and expenses for operations, such as management and administration fees, which would be in addition to those incurred by the Fund, and which, with respect to ETPs or ETFs managed or sponsored by the Sub-Adviser, will be received in full or in part by the Sub-Adviser. Therefore, when choosing among potential ETPs or ETFs, the Sub-Adviser faces a conflict of interest because it will receive additional fees when the Fund invests in ETPs or ETFs that the Sub-Adviser manages or sponsors.
The Fund expects to invest in CC and certain CC ETFs primarily indirectly through a wholly-owned subsidiary organized under the laws of the Cayman Islands (the “Subsidiary”). The Fund’s investment in the Subsidiary is intended to provide the Fund with exposure to CC within the limits of current federal income tax laws applicable to investment companies such as the Fund, which limit the ability of investment companies to invest directly in certain investments that do not generate qualifying income for tax purposes. The Subsidiary, which is also managed by the Adviser, has the same investment objective as the Fund, but it may invest in certain investments, such as CC, to a greater extent than the Fund. Except as otherwise noted, for purposes of this Prospectus, references to the Fund’s investments include the Fund’s indirect investments through the Subsidiary. Because the Fund intends to elect to be treated as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”), the size of the Fund’s investment in the Subsidiary generally will be limited to 25% of the Fund’s total assets, tested at the end of each fiscal quarter, which is one of the requirements for satisfying the “Asset Diversification Test” as described more fully in “Federal Income Taxes” of the Fund’s Statement of Additional Information (“SAI”).
The Fund may engage in reverse repurchase agreements, a form of borrowing, on government securities, investment grade corporate securities or similar transactions.
The Fund is classified as a “non-diversified” investment company under the 1940 Act, and, therefore, may invest a greater percentage of its assets in a particular issuer than a diversified fund.
Additional Information about the ETPs
The Fund may invest in ETPs that are designed to provide exposure to the performance of CC and are fully secured by holdings of CC. Each non-U.S. ETP issues bonds that are collateralized by the respective amount of units of CC. The issuer shall at any given time procure in relation to issued bonds that it holds such amount of the underlying CC equal to or exceeding the aggregate claims of the bondholders, expressed as a number of units of CC. The value and performance of the bonds materially depend on the value and performance of the issuer’s holdings of CC. Based on the non-U.S. ETPs’ payment and delivery obligations to bondholders, the bonds are expected (subject to the deduction of any fees and costs) to track the performance of CC nearly 1:1.
An investor cannot purchase the bonds issued by non-U.S. ETPs directly from the issuer in the primary market. Initially, in the primary market, the bonds may only be subscribed for or purchased by authorized participants (“APs”). Once the bonds issued by non-U.S. ETPs have been subscribed for or purchased in the primary market, investors may purchase the bonds in the secondary market from any person on an anonymous basis (i) via the relevant stock exchange (in case of bonds admitted to trading on a stock exchange) or (ii) over the counter.
The value of shares of an ETP may not directly correspond to the price of CC and is highly volatile. The price of an ETP may go down even if the price of the underlying asset, CC, remains unchanged. Additionally, shares that trade at a premium mean that an investor who purchases $1 of a portfolio will actually own less than $1 in assets.
Each ETP is a passive investment vehicle that does not seek to generate returns beyond tracking the price of CC. This means the ETP sponsor does not speculatively sell CC at times when its price is high or speculatively acquire CC at low prices in the expectation of future price increases. The ETPs will not utilize hedging, leverage, derivatives, or any similar arrangements in seeking to meet their investment objective. Each ETP’s custodian will keep custody of the ETP’s CC and will keep all the private keys associated with such ETP’s CC held by the custodian in “cold storage.” “Cold storage” is a safeguarding method by which the private keys corresponding to the particular ETP’s CC are generated and stored in an offline manner using computers or devices that are not connected to the internet, which is intended to make them more resistant to hacking.
The Canton Network and CC
CC is a digital asset that is generated and exchanged through the operations of the Canton Network, a public-permissioned blockchain network designed to combine privacy, regulatory compliance and composability within a single system. The Canton Network is not owned or controlled by any one entity, although its initial development was spearheaded by Digital Assets Holdings, LLC (“Digital Assets”) and is now supported by a consortium of independent institutions and governed on a day-to-day basis by a specialized subset of invitation-only validators that collectively maintain the consensus infrastructure of the network (“Super Validators”), the Canton Foundation, and the Global Synchronizer Foundation, an entity facilitated by the Linux Foundation. The Canton Network’s infrastructure is maintained by a set of Super Validators, validators and application providers who aid in maintaining and expanding the network.
The Canton Network provides a platform for participants to exchange tokens of value, called CC, which are recorded on synchronized, shared ledgers. CC can be used to pay network transaction fees, to reward validators and application providers and as an optional settlement medium across institutional-grade decentralized applications. CC uses a burn-and-mint mechanism that ties token supply directly to network activity. As users pay fees in CC (denominated in U.S. dollar value), tokens are burned; conversely, new CCs are minted periodically to reward Super Validators, validators and application providers. This model seeks to stabilize token value through organic network demand that aligns issuance with actual usage rather than artificial scarcity.
The Canton Network occupies the intersection of enterprise blockchain infrastructure and institutional decentralized finance. The Canton Network is a network of networks that bridges tokenized real-world assets with on-chain capital markets through its decentralized operability layer, the Global Synchronizer. The Canton Network is distinguished by its ability to deliver privacy-preserving interoperability at scale. This governance model ensures neutrality, a critical differentiator in institutional contexts where trust and transparency outweigh yield incentives. While other networks experiment with privacy via zero-knowledge proofs or private subnets, the Canton Network achieves configurable, per-transaction visibility without relying on complex cryptographic layers, enabling deterministic compliance and composable settlement across applications.
The Canton Network uses a Byzantine Fault Tolerance (“BFT”)-style two-thirds majority ordering consensus built around the Global Synchronizer and run by a consortium of Super Validators, rather than an open, permissionless validator set. This design is aligned with the Canton Network’s understanding that institutions want deterministic finality, predictable governance, and auditability, all of which are easier to achieve with a BFT committee drawn from known entities rather than with a fully open validator market.
The CC blockchain protocol was initially developed by Digital Assets. In 2023, the Canton Network was launched in collaboration with a consortium of global banks and financial institutions. In 2024, the Canton Network’s main blockchain officially launched and became operational, following years of extensive institutional pilots. While Digital Assets provided the technical foundation and launch support for the Canton Network, the Canton Foundation now oversees governance and ecosystem growth. This transition from a corporate developer to a neutral, non-profit entity underpins the Canton Network’s move toward decentralized stewardship. Digital Assets continues to contribute code and maintenance alongside other independent contributors and Super Validators.
The Canton Network uses an earned, activity-gated issuance model. At the highest level, the system allows up to 100 billion CC to be minted over the first ten years of the Global Synchronizer’s operation, with issuance pre-split with 50% to infrastructure providers (Super Validators and validators) and 50% to application providers. After ten years, issuance tapers to a steady 2.5 billion CC tokens per year, of which 75% is for application providers and 25% is for infrastructure providers. CC tokens are most often used for rewarding validators and application providers, paying network transaction fees, and as an optional settlement medium across institutional-grade decentralized applications.

Strategy Portfolio Concentration [Text]	In addition, no less than 40% of the Fund’s assets will be invested in exchange-traded products (“ETPs”) that hold CC directly, including non-U.S. ETPs, and exchange-traded funds (“ETFs”) registered under the Investment Company Act of 1940, as amended (the “1940 Act”), that provide exposure to or produce returns consistent with the price performance of CC (the ETPs and ETFs, together, are referred to as the “CC ETFs”).